UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements
For the Six Months Ended June 30, 2012 (Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2012
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2012

Assets
Investments in securities, at fair value (cost $1,400,248,973)	$1,470,897,461
Cash and cash equivalents (including restricted cash of $170,245,362, Euros of $1,799,782 with a cost of $1,867,252 and Hong Kong Dollars of $13,272,397 with a cost of $13,264,214)	223,510,826
Due from broker (including British Pounds Sterling of $871,756 with a cost of $911,335, Euros of $2,484,532 with a cost of $2,454,520, Hong Kong Dollars of $7,590,141 with a cost of $7,588,103, Japanese Yen of $3,331,034 with a cost of $3,331,641, Singapore Dollars of $1,603,663 with a cost of $1,584,139, and Swedish Krona of $7,299 with a cost of $7,498)	216,955,853
Receivable for investment securities sold	25,373,770
Net unrealized gain on swap contracts	5,269,633
Dividends receivable	372,486
Interest receivable	320,874
Other assets	117,241

Total assets	1,942,818,144

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $631,404,699)	558,087,145
Payable for investment securities purchased	31,085,939
Withdrawals payable (see note 3)	23,052,982
Dividends payable on securities sold, not yet purchased	1,771,541
Due to broker (including British Pounds Sterling of $736,866 with a cost of $733,538)	736,866
Accrued capital gain country tax	507,957
Accounting and investor services fees payable	406,285
Accrued expenses	2,126,795

Total liabilities	617,775,510

Members’ Capital	$1,325,042,634

Members’ Capital
Represented by:
Net capital contributions	$1,175,862,212
Net unrealized gain on investments, foreign currency, and swap transactions	149,180,422

Members’ Capital	$1,325,042,634

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2012 Fair Value

	Investments in Securities – 111.01%
	Common Stock – 111.01%
	United States – 86.40%
	Apparel Manufacturers – 0.82%
77,800	Ralph Lauren Corp.		$10,896,668

	Applications Software – 7.05%
55,800	Imperva, Inc.*		1,608,156
265,200	Intuit, Inc.	(a)	15,739,620
1,256,700	Red Hat, Inc.*	(a)	70,978,416
207,374	ServiceNow, Inc.*		5,101,400

			93,427,592

	Commercial Services - Finance – 3.38%
402,900	FleetCor Technologies, Inc.*	(a)	14,117,616
320,300	Global Payments, Inc.	(a)	13,846,569
39,200	Mastercard, Inc., Class A		16,860,312

			44,824,497

	Computer Aided Design – 2.79%
135,515	ANSYS, Inc.*	(a)	8,552,352
1,225,300	Aspen Technology, Inc.*	(a)	28,365,695

			36,918,047

	Computers – 8.48%
192,360	Apple, Inc.	(a)	112,338,240

	Computers - Memory Devices – 3.74%
1,638,200	EMC Corp.*	(a)	41,987,066
206,721	SanDisk Corp.*		7,541,182

			49,528,248

	Consulting Services – 3.93%
1,057,475	Verisk Analytics, Inc., Class A*	(a)	52,091,218

	Consumer Products - Miscellaneous – 1.20%
905,022	Tumi Holdings, Inc.*		15,837,885

	E-Commerce / Products – 3.81%
211,100	Amazon.com, Inc.*	(a)	48,204,685
155,477	CafePress, Inc.*		2,313,498

			50,518,183

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 12.24%
393,400	Altera Corp.		$13,312,656
1,279,337	Broadcom Corp., Class A	(a)	43,241,591
130,861	Ceva, Inc.*		2,304,462
883,570	Lattice Semiconductor Corp.*		3,331,059
1,418,400	NVIDIA Corp.*	(a)	19,602,288
359,061	Omnivision Technologies, Inc.*	(a)	4,797,055
805,150	Silicon Image, Inc.*		3,333,321
2,154,500	Xilinx, Inc.	(a)	72,326,565

			162,248,997

	Electronic Design Automation – 6.20%
2,100,700	Cadence Design Systems, Inc.*	(a)	23,086,693
2,006,342	Synopsys, Inc.*	(a)	59,046,645

			82,133,338

	Enterprise Software / Services – 0.58%
348,330	QLIK Technologies, Inc.*		7,705,060

	Finance - Credit Card – 6.21%
1,029,800	Discover Financial Services	(a)	35,610,484
377,000	Visa, Inc., Class A	(a)	46,608,510

			82,218,994

	Food - Miscellaneous / Diversified – 0.69%
166,000	The Hain Celestial Group, Inc.*		9,136,640

	Internet Infrastructure Software – 3.32%
1,468,400	TIBCO Software, Inc.*	(a)	43,934,528

	Networking Products – 2.25%
1,734,600	Cisco Systems, Inc.		29,783,082

	Retail - Apparel / Shoes – 1.42%
688,400	The Gap, Inc.	(a)	18,834,624

	Retail - Discount – 3.87%
380,600	Costco Wholesale Corp.	(a)	36,157,000
281,272	Dollar Tree, Inc.*	(a)	15,132,433

			51,289,433

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Retail - Mail Order – 0.98%
371,312	Williams - Sonoma, Inc.		$12,984,781

	Retail - Restaurants – 2.29%
415,600	Starbucks Corp.	(a)	22,159,792
127,600	Yum! Brands, Inc.		8,219,992

			30,379,784

	Semiconductor Components - Integrated Circuits – 7.47%
1,391,500	Analog Devices, Inc.	(a)	52,417,805
413,800	Linear Technology Corp.		12,964,354
1,313,020	Maxim Integrated Products, Inc.		33,665,833

			99,047,992

	Semiconductor Equipment – 2.84%
2,679,600	Teradyne, Inc.*	(a)	37,675,176

	Transactional Software – 0.31%
124,000	VeriFone Systems, Inc.*		4,103,160

	Wireless Equipment – 0.53%
465,929	Aruba Networks, Inc.*	(a)	7,012,231

	Total United States (Cost $1,061,272,828)		$1,144,868,398

	Argentina – 0.69%
	Retail - Restaurants – 0.69%
615,967	Arcos Dorados Holdings, Inc., Class A		9,103,992

	Total Argentina (Cost $12,626,398)		$9,103,992

	Bermuda – 0.88%
	Semiconductor Components - Integrated Circuits – 0.88%
1,035,218	Marvell Technology Group, Ltd.		11,677,259

	Total Bermuda (Cost $14,839,486)		$11,677,259

	China – 12.10%
	Computer Services – 0.53%
735,500	VanceInfo Technologies, Inc. - Sponsored ADR*		7,046,090

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2012 Fair Value

	Common Stock – (continued)
	China – (continued)
	Consulting Services – 0.03%
74,960	iSoftStone Holdings, Ltd. - Sponsored ADS*		$427,272

	E-Commerce / Products – 0.51%
1,011,630	E-Commerce China Dangdang Inc., - Sponsored ADR*	(a)	6,737,456

	Enterprise Software / Services – 0.08%
74,700	hiSoft Technology International, Ltd. - Sponsored ADR*		1,070,451

	Hotels & Motels – 0.30%
369,500	7 Days Group Holdings, Ltd. - Sponsored ADR*		3,901,920

	Internet Application Software – 0.80%
360,800	Tencent Holdings, Ltd.		10,512,077

	Internet Content - Entertainment – 1.57%
353,600	NetEase, Inc. - Sponsored ADR*	(a)	20,809,360

	Real Estate Operations / Development – 0.70%
5,990,211	Longfor Properties Co., Ltd.		9,313,287

	Retail - Hypermarkets – 0.57%
6,910,000	Sun Art Retail Group, Ltd.		7,563,090

	Retail - Regional Department Stores – 1.79%
11,700,303	Golden Eagle Retail Group, Ltd.		23,741,896

	Schools – 2.48%
1,340,564	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	(a)	32,843,818

	Web Portals / ISP – 2.74%
316,055	Baidu, Inc. - Sponsored ADR*	(a)	36,340,004

	Total China (Cost $165,643,967)		$160,306,721

	Hong Kong – 7.14%
	Advertising Sales – 1.97%
1,113,900	Focus Media Holdings, Ltd. - Sponsored ADR	(a)	26,154,372

	Agricultural Operations – 0.68%
1,843,358	Le Gaga Holdings, Ltd. - Sponsored ADR*		9,032,454

	Alternative Waste Technology – 1.51%
42,662,633	China Everbright International, Ltd.		19,964,932

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Casino Hotels – 0.54%
2,888,000	Galaxy Entertainment Group, Ltd.*	$7,133,559

	Metal Processors & Fabrication – 0.05%
7,578,000	EVA Precision Industrial Holdings, Ltd.	615,473

	Retail - Apparel / Shoes – 1.50%
31,655,637	Trinity, Ltd.	19,874,380

	Retail - Jewelry – 0.89%
3,948,000	Chow Sang Sang Holdings International, Ltd.	7,634,524
2,022,000	Luk Fook Holdings International, Ltd.	4,186,395

		11,820,919

	Total Hong Kong (Cost $98,859,520)	$94,596,089

	Israel – 0.81%
	Consumer Products - Miscellaneous – 0.81%
260,400	SodaStream International, Ltd.*	10,668,588

	Total Israel (Cost $10,273,230)	$10,668,588

	Singapore – 2.38%
	Electronic Components - Semiconductors – 2.38%
880,261	Avago Technologies, Ltd.	31,601,370

	Total Singapore (Cost $28,398,566)	$31,601,370

	United Kingdom – 0.61%
	Apparel Manufacturers – 0.61%
388,559	Burberry Group PLC	8,075,044

	Total United Kingdom (Cost $8,334,978)	$8,075,044

	Total Common Stock (Cost $1,400,248,973)	$1,470,897,461

	Total Investments in Securities (Cost $1,400,248,973) – 111.01%	$1,470,897,461

	Other Liabilities, in Excess of Assets – (11.01%)**	(145,854,827)

	Members’ Capital – 100.00%	$1,325,042,634

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**

Includes $208,438,647 invested in a BNY Mellon Money Market Account, which is 15.73% of Members’ Capital and foreign currency with a U.S. Dollar value of $15,072,179 held in BNY Mellon Money Market Accounts, which are 1.14% of Members’ Capital.

ADR	American Depository Receipt
ADS	American Depository Share

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Advertising Sales	1.97
Agricultural Operations	0.68
Alternative Waste Technology	1.51
Apparel Manufacturers	1.43
Applications Software	7.05
Casino Hotels	0.54
Commercial Services - Finance	3.38
Computer Aided Design	2.79
Computer Services	0.53
Computers	8.48
Computers - Memory Devices	3.74
Consulting Services	3.96
Consumer Products - Miscellaneous	2.01
E-Commerce / Products	4.32
Electronic Components - Semiconductor	14.62
Electronic Design Automation	6.20
Enterprise Software / Services	0.66
Finance-Credit Card	6.21
Food - Miscellaneous / Diversified	0.69
Hotels & Motels	0.30

Investments in Securities – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Internet Application Software	0.80
Internet Content - Entertainment	1.57
Internet Infrastructure Software	3.32
Metal Processors & Fabrication	0.05
Networking Products	2.25
Real Estate Operations / Development	0.70
Retail - Apparel / Shoes	2.92
Retail - Discount	3.87
Retail - Hypermarkets	0.57
Retail - Jewelry	0.89
Retail - Mail Order	0.98
Retail - Regional Department Stores	1.79
Retail - Restaurants	2.98
Schools	2.48
Semiconductor Components - Integrated Circuits	8.35
Semiconductor Equipment	2.84
Transactional Software	0.31
Web Portals / ISP	2.74
Wireless Equipment	0.53

Total Investments in Securities	111.01%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2012 Fair Value

	Securities Sold, Not Yet Purchased – 42.12%
	Common Stock – 42.12%
	United States – 20.05%
	Airlines – 0.62%
339,500	United Continental Holdings, Inc.	$8,260,035

	Beverages - Non - Alcoholic – 1.38%
233,400	The Coca-Cola Co.	18,249,546

	Building - Mobile Home / Manufactured Housing – 0.26%
126,200	Thor Industries, Inc.	3,459,142

	Cable / Satellite Television – 0.76%
122,700	Time Warner Cable, Inc.	10,073,670

	Casino Hotels – 0.24%
437,700	Boyd Gaming Corp	3,151,440

	Commercial Services - Finance – 1.06%
363,470	H&R Block, Inc.	5,808,251
485,100	The Western Union Co.	8,169,084

		13,977,335

	Computer Services – 0.27%
134,900	j2 Global, Inc.	3,564,058

	Cruise Lines – 0.88%
339,500	Carnival Corp.	11,634,665

	E-Commerce / Services – 0.34%
422,400	Groupon, Inc.	4,490,112

	E-Marketing / Information – 0.12%
169,500	Quinstreet, Inc.	1,569,570

	Electronic Components - Semiconductors – 3.28%
575,100	Cree, Inc.	14,762,817
290,900	Diodes, Inc.	5,460,193
402,800	Freescale Semiconductor Holdings, Ltd.	4,128,700
125,800	Silicon Laboratories, Inc.	4,767,820
498,600	Texas Instruments, Inc.	14,304,834

		43,424,364

	Enterprise Software / Services – 0.29%
90,300	Informatica Corp.	3,825,108

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Finance - Other Services – 0.45%
232,700	NYSE Euronext	$5,952,466

	Food - Retail – 1.29%
726,900	Safeway, Inc.	13,193,235
738,400	SUPERVALU, Inc.	3,824,912

		17,018,147

	Human Resources – 0.62%
969,600	Monster Worldwide, Inc.	8,241,600

	Internet Content - Information / Network – 0.26%
371,220	Dice Holdings, Inc.	3,485,756

	Medical - Hospitals – 0.38%
166,800	HCA Holdings, Inc.	5,075,724

	Networking Products – 0.44%
23,400	Logmein, Inc.	714,168
485,500	Polycom, Inc.	5,107,460

		5,821,628

	Printing - Commercial – 0.46%
280,000	Valassis Communications, Inc.	6,090,000

	Recreational Centers – 0.45%
128,000	Life Time Fitness, Inc.	5,953,280

	REITS - Diversified – 0.18%
84,640	DuPont Fabros Technology, Inc.	2,417,318

	Rental Auto / Equipment – 0.40%
157,200	Rent-A-Center, Inc.	5,303,928

	Retail - Apparel / Shoes – 0.98%
329,398	The Buckle, Inc.	13,034,279

	Retail - Computer Equipment – 0.81%
583,200	GameStop Corp., Class A	10,707,552

	Semiconductor Equipment – 0.53%
142,670	Cabot Microelectronics Corp.	4,167,391
84,354	Veeco Instruments, Inc.	2,898,403

		7,065,794

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Telecommunication Equipment – 1.28%
509,311	Plantronics, Inc.	$17,010,987

	Telecommunication Equipment Fiber Optics – 2.02%
2,071,000	Corning, Inc.	26,778,030

	Total United States (Proceeds $276,292,359)	$265,635,534

	China – 7.70%
	Airlines – 0.09%
2,588,000	China Southern Airlines Co., Ltd., Class H	1,134,375

	Auto - Cars / Light Trucks – 0.28%
2,004,000	Byd Co., Ltd., Class H	3,777,102

	Commercial Banks - Non U.S. – 0.75%
19,453,000	China Citic Bank Corp., Ltd., Class H	9,905,975

	Computers – 0.43%
6,744,000	Lenovo Group, Ltd.	5,686,026

	Electric - Generation – 0.58%
11,664,482	Datang International Power Generation Co., Ltd., Class H	4,571,435
4,180,000	Huaneng Power International, Inc., Class H	3,136,266

		7,707,701

	Food - Miscellaneous / Diversified – 0.30%
4,562,000	China Yurun Food Group, Ltd.	3,969,837

	Hotels & Motels – 0.53%
307,491	Home Inns & Hotels Management - Sponsored ADR	6,967,746

	Machinery - Construction & Mining – 0.86%
14,805,000	Lonking Holdings, Ltd.	3,511,881
6,259,000	Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	7,899,529

		11,411,410

	Metal - Aluminum – 0.18%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	2,339,140

	Metal Processors & Fabrication – 0.28%
9,732,000	China Zhongwang Holdings, Ltd.	3,713,705

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	China – (continued)
	Real Estate Operations / Development – 1.44%
2,050,000	Agile Property Holdings, Ltd.	$2,624,319
10,111,200	Guangzhou R&F Properties Co., Ltd., Class H	13,269,790
6,418,458	Sino-Ocean Land Holdings, Ltd.	3,169,152

		19,063,261

	Retail - Apparel / Shoes – 0.15%
3,302,000	Anta Sports Products, Ltd.	1,992,216

	Semiconductor Components - Integrated Circuits – 0.01%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	126,444

	Steel - Producers – 0.27%
6,658,000	Angang Steel Co., Ltd., Class H	3,622,178

	Telecommunication Equipment – 0.44%
3,051,200	ZTE Corp., Class H	5,876,718

	Web Portals / ISP – 1.11%
285,100	Sina Corp.	14,771,031

	Total China (Proceeds $127,063,833)	$102,064,865

	France – 1.18%
	Building & Construction Products - Miscellaneous – 1.18%
424,018	Compagnie De Saint-Gobain	15,658,736

	Total France (Proceeds $16,452,054)	$15,658,736

	Germany – 0.52%
	Power Conversion / Supply Equipment – 0.20%
77,371	SMA Solar Technology AG	2,650,090

	Semiconductor Equipment – 0.32%
295,633	Aixtron SE NA	4,224,455

	Total Germany (Proceeds $17,801,169)	$6,874,545

	Hong Kong – 2.21%
	Airlines – 0.15%
1,247,000	Cathay Pacific Airways, Ltd.	2,003,079

	Audio / Video Products – 0.04%
1,252,000	Skyworth Digital Holdings, Ltd.	552,006

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Auto - Cars / Light Trucks – 0.35%
13,260,000	Geely Automobile Holdings, Ltd.	$4,615,522

	Cellular Telecommunications – 0.31%
332,800	China Unicom Hong Kong, Ltd. – Sponsored ADR	4,176,640

	Distribution / Wholesale – 0.91%
6,295,000	Li & Fung, Ltd.	12,027,005

	Paper & Related Products – 0.05%
1,112,000	Nine Dragons Paper Holdings, Ltd.	617,868

	Retail - Miscellaneous / Diversified – 0.40%
1,770,000	China Resources Enterprise, Ltd.	5,236,843

	Total Hong Kong (Proceeds $31,514,126)	$29,228,963

	India – 1.43%
	Computer Services – 1.43%
422,000	Infosys, Ltd. - Sponsored ADR	19,015,320

	Total India (Proceeds $19,841,477)	$19,015,320

	Japan – 4.88%
	Audio / Video Products – 1.82%
2,724,512	Panasonic Corp.	21,956,077
421,000	Sharp Corp.	2,121,110

		24,077,187

	Building Products - Doors and Windows – 1.09%
2,161,000	Asahi Glass Co., Ltd.	14,435,672

	Photo Equipment & Supplies – 1.54%
806,700	FUJIFILM Holdings Corp.	15,145,336
678,300	Konica Minolta Holdings, Inc.	5,296,206

		20,441,542

	Printing - Commercial – 0.26%
443,600	Dai Nippon Printing Co., Ltd.	3,452,536

	Rubber & Vinyl – 0.17%
127,300	JSR Corp.	2,190,554

	Total Japan (Proceeds $77,373,564)	$64,597,491

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2012 Fair Value

	Common Stock – (continued)
	Singapore – 0.67%
	Airlines – 0.67%
1,081,000	Singapore Airlines, Ltd.	$8,849,049

	Total Singapore (Proceeds $9,997,478)	$8,849,049

	South Korea – 0.65%
	Electronic Components - Miscellaneous – 0.65%
905,100	LG Display Co., Ltd. - Sponsored ADR	8,553,195

	Total South Korea (Proceeds $9,210,812)	$8,553,195

	Switzerland – 0.89%
	Computers - Peripheral Equipment – 0.89%
1,111,052	Logitech International SA	11,854,925

	Total Switzerland (Proceeds $16,681,422)	$11,854,925

	Taiwan – 1.94%
	Electronic Components - Miscellaneous – 0.43%
1,429,100	AU Optronics Corp. - Sponsored ADR	5,744,982

	Electronic Components - Semiconductors – 0.22%
209,900	Silicon Motion Technology Corp. - Sponsored ADR	2,961,689

	Semiconductor Components - Integrated Circuits – 1.29%
996,681	Advanced Semiconductor Engineering Inc., - Sponsored ADR	4,056,492
1,068,137	Siliconware Precision Industries Co. - Sponsored ADR	5,543,631
3,432,133	United Microelectronics Corp. - Sponsored ADR	7,447,728

		17,047,851

	Total Taiwan (Proceeds $29,176,405)	$25,754,522

	Total Securities Sold, Not Yet Purchased (Proceeds $631,404,699)	$558,087,145

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Airlines	1.53
Audio / Video Products	1.86
Auto - Cars / Light Trucks	0.63
Beverages Non - Alcoholic	1.38
Building Products - Doors and Windows	1.09
Building - Mobile Home / Manufactured Housing	0.26
Building & Construction Products - Miscellaneous	1.18
Cable / Satellite TV	0.76
Casino Hotels	0.24
Cellular Telecommunications	0.31
Commercial Banks Non-US	0.75
Commercial Services - Finance	1.06
Computer Services	1.70
Computers	0.43
Computers - Peripheral Equipment	0.89
Cruise Lines	0.88
Distribution / Wholesale	0.91
E-Commerce / Services	0.34
Electric - Generation	0.58
Electronic Components - Miscellaneous	1.08
Electronic Components - Semiconductor	3.50
E-Marketing / Information	0.12
Enterprise Software / Services	0.29
Finance - Other Services	0.45
Food - Miscellaneous / Diversified	0.30
Food - Retail	1.29

Securities Sold, Not Yet Purchased – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Hotels & Motels	0.53
Human Resources	0.62
Internet Content - Information / Networking	0.26
Machinery - Construction & Mining	0.86
Medical - Hospitals	0.38
Metal - Aluminum	0.18
Metal Processors & Fabrication	0.28
Networking Products	0.44
Paper & Related Products	0.05
Photo Equipment & Supplies	1.54
Power Conversion / Supply Equipment	0.20
Printing - Commercial	0.72
Real Estate Operations / Development	1.44
Recreational Centers	0.45
REITS - Diversified	0.18
Rental Auto / Equipment	0.40
Retail - Apparel / Shoe	1.13
Retail - Computer Equipment	0.81
Retail - Miscellaneous / Diversified	0.40
Rubber & Vinyl	0.17
Semiconductor Components - Integrated Circuits	1.30
Semiconductor Equipment	0.85
Steel - Producers	0.27
Telecommunication Equipment	1.72
Telecommunication Equipment Fiber Optics	2.02
Web Portals / ISP	1.11

Total Securities Sold, Not Yet Purchased	42.12%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – 0.40%
	Total Return Swap Contracts - Long – 0.86%
	United States – 0.28%
	Semiconductor Components - Integrated Circuits – 0.11%
$45,392,983	5/31/2013	QUALCOMM, Inc.	$1,477,043

Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP – 0.17%
85,144,889	5/31/2013	Google, Inc., Class A	2,205,375

Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total United States		$3,682,418

	Italy – 0.00%
	Apparel Manufacturers – (0.00%)
2,671,081	1/3/2014	Brunello Cucinelli SpA	(21,992)

Agreement with Morgan Stanley, dated 04/27/2012 to receive the total return of the shares of Brunello Cucinelli SpA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Apparel / Shoe – 0.00%
1,257,255	1/3/2014	Salvatore Ferragamo Italia SpA	44,998

Agreement with Morgan Stanley, dated 06/26/2012 to receive the total return of the shares of Salvatore Ferragamo Italia SpA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Total Italy		$23,006

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Japan – 0.02%
	E-Commerce / Services – 0.02%
$6,598,621	12/20/2012	Rakuten, Inc.	$298,073

Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Total Japan		$298,073

	South Korea – 0.50%
	Electronic Components - Semiconductors – 0.19%
37,847,443	12/27/2013	Samsung Electronics Co., Ltd.	2,529,895

Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Web Portals / ISP – 0.31%
36,035,172	3/31/2014	NHN Corp.	2,920,850

Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

15,226,806	12/27/2013	NHN Corp.	1,228,979

Agreement with Morgan Stanley, dated 08/01/2011 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			4,149,829

	Total South Korea		$6,679,724

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Taiwan – 0.06%
	Retail - Restaurants – 0.06%
$18,206,160	1/24/2013	Gourmet Master Co., Ltd.	$730,166

Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Total Taiwan		$730,166

	Total Swap Contracts – Long		$11,413,387

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (0.46%)
	Japan – (0.21%)
	Airlines – 0.00%
$4,977,380	12/20/2012	All Nippon Airways Co., Ltd.	$44,159

Agreement with Morgan Stanley, dated 04/5/2012 to deliver the total return of the shares of All Nippon Airways Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.88%.

	Audio / Video Products – 0.02%
6,146,444	12/20/2012	Pioneer Corp.	264,937

Agreement with Morgan Stanley, dated 5/15/2009 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.85%.

	Building Products - Doors & Windows – (0.02%)
13,108,563	12/20/2012	Nippon Sheet Glass Co., Ltd.	(247,168)

Agreement with Morgan Stanley, dated 02/7/2012 to deliver the total return of the shares of Nippon Sheet Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.55%.

	Capacitors – (0.02%)
11,674,942	12/20/2012	Taiyo Yuden Co., Ltd.	(232,228)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Chemicals - Diversified – 0.00%
$3,422,156	12/20/2012	Hitachi Chemical Co., Ltd.	$18,494

Agreement with Morgan Stanley, dated 08/29/2011 to deliver the total return of the shares of Hitachi Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

4,080,550	12/20/2012	Kuraray Co., Ltd.	9,478

Agreement with Morgan Stanley, dated 06/18/2012 to deliver the total return of the shares of Kuraray Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			27,972

	Electric Products - Miscellaneous – (0.02%)
3,603,607	12/20/2012	Casio Computer Co., Ltd.	(323,841)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

644,151	12/20/2012	Funai Electric Co., Ltd.	202

Agreement with Morgan Stanley, dated 12/28/2010 to deliver the total return of the shares of Funai Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.76%.

			(323,639)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – (0.07%)
$12,606,439	12/20/2012	Nippon Electric Glass Co., Ltd.	$(547,570)

Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

14,190,284	12/20/2012	Toshiba Corp.	(409,971)

Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(957,541)

	Electronic Components - Semiconductors – (0.02%)
3,839,078	12/20/2012	Nippon Chemi-Con Corp.	(13,193)

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

7,017,126	12/20/2012	Rohm Co., Ltd.	(260,834)

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(274,027)

	Electronic Measurement Instruments – (0.03%)
12,282,210	12/20/2012	Advantest Corp.	(397,110)

Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Office Automation & Equipment – (0.05%)
$13,398,576	12/20/2012	Ricoh Co., Ltd.	$(382,817)

Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

6,406,123	12/20/2012	Seiko Epson Corp.	(318,507)

Agreement with Morgan Stanley, dated 08/3/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.70%.

			(701,324)

	Total Japan		$(2,795,969)

	South Korea – (0.10%)
	Electric Products - Miscellaneous – (0.04%)
11,210,062	12/27/2013	LG Electronics, Inc.	(65,693)

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.25%.

10,022,469	3/31/2014	LG Innotek Co., Ltd.	(388,506)

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.39%.

694,259	12/27/2013	LG Innotek Co., Ltd.	(37,265)

Agreement with Morgan Stanley, dated 5/2/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

			(491,464)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	South Korea – (continued)
	Electronic Components - Miscellaneous – (0.02%)
$3,724,454	12/27/2013	Samsung Electro-Mechanics Co., Ltd.	$(213,010)

Agreement with Morgan Stanley, dated 08/06/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

	Electronic Components - Semiconductors – (0.04%)
12,673,463	3/31/2014	Hynix Semiconductor, Inc.	(569,370)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.96%.

	Total South Korea		$(1,273,844)

	Spain – (0.03%)
	Finance - Investment Banker / Broker – (0.03%)
478,010	3/29/2013	Bolsas y Mercados Espanoles SA	(41,246)

Agreement with Morgan Stanley, dated 10/05/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

4,879,785	1/3/2014	Bolsas y Mercados Espanoles SA	(421,671)

Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

			(462,917)

	Total Spain		$(462,917)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Sweden – (0.04%)
	Metal Processors & Fabrication – (0.04%)
$6,135,163	1/3/2014	SKF AB, Class B	$(548,636)

Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of SKF AB, Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Sweden		$(548,636)

	Tawian – (0.08%)
	Airlines – 0.00%
1,683,232	1/24/2013	China Airlines, Ltd.	5,910

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of China Airlines, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.33%.

	Circuit Boards – (0.00%)
507,298	1/24/2013	Unimicron Technology Corp.	(1,154)

Agreement with Morgan Stanley, dated 11/08/2011 to deliver the total return of the shares of Unimicron Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

	Computers – (0.01%)
1,924,412	1/24/2013	Asustek Computer, Inc.	10,149

Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Tawian – (continued)
	Computers – (continued)
$5,412,323	1/24/2013	Compal Electronics, Inc.	$(108,571)

Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.11%.

2,275,284	1/24/2013	Winstron Corp.	36,520

Agreement with Morgan Stanley, dated 11/08/2011 to deliver the total return of the shares of Winstron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.46%.

			(61,902)

	Computers - Peripheral Equipment – (0.00%)
2,952,940	1/24/2013	Chicony Electronics Co., Ltd.	(77,009)

Agreement with Morgan Stanley, dated 04/20/2011 to deliver the total return of the shares of Chicony Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

5,140,819	1/24/2013	Chimei Innolux Corp.	47,724

Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Chimei Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.57%.

			(29,285)

	Electronic Components - Miscellaneous – (0.04%)
841,461	1/24/2013	Pegatron Corp.	23,222

Agreement with Morgan Stanley, dated 06/26/2012 to deliver the total return of the shares of Pegatron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Electronic Components - Miscellaneous – (continued)
$781,061	1/24/2013	Silitech Technology Corp.	$(12,597)

Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Silitech Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.19%.

4,201,569	1/24/2013	TPK Holding Co., Ltd.	(430,223)

Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 18.77%.

2,344,173	1/24/2013	Wintek Corp.	(131,990)

Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.66%.

			(551,588)

	Electronic Components - Semiconductors – 0.02%
2,418,158	1/24/2013	Epistar Corp.	(70,363)

Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 16.00%.

2,481,682	1/24/2013	Everlight Electronics Co., Ltd.	(59,327)

Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Electronic Components - Semiconductors – (continued)
$15,127,807	1/24/2013	MediaTek, Inc.	$332,543

Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.

			202,853

	Electronic Parts Distribution – (0.00%)
180,394	1/24/2013	G-Tech Optoelectronics Corp.	(3,243)

Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of G-Tech Optoelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

	Life / Health Insurance – (0.01%)
4,917,789	1/24/2013	Cathay Financial Holding Co., Ltd.	(84,332)

Agreement with Morgan Stanley, dated 12/14/2011 to deliver the total return of the shares of Cathay Financial Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.90%.

	Metal Processors & Fabrication – (0.01%)
10,763,985	1/24/2013	Catcher Technology Co., Ltd.	(131,990)

Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (continued)
	Photo Equipment & Supplies – (0.02%)
$7,829,386	1/24/2013	Largan Precision Co., Ltd.	$(281,081)

Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.29%.

	Semiconductor Components - Integrated Circuits – (0.01%)
5,336,849	1/24/2013	Powertech Technology, Inc.	(104,290)

Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

1,308,264	1/24/2013	Realtek Semiconductor Corp.	(22,286)

Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%

			(126,576)

	Total Taiwan		$(1,062,388)

	Total Swap Contracts – Short		$(6,143,754)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Airlines	0.00
Apparel Manufacturers	(0.00)
Audio / Video Products	0.02
Building Products - Doors & Windows	(0.02)
Capacitors	(0.02)
Chemicals - Diversified	0.00
Circuit Boards	(0.00)
Computers	(0.01)
Computers - Peripheral Equipment	(0.00)
E-Commerce / Services	0.02
Electric Products - Miscellaneous	(0.06)
Electronic Components - Miscellaneous	(0.13)

Swap Contracts – By Industry	June 30, 2012 Percentage of Members’ Capital (%)

Electronic Components - Semiconductor	0.15
Electronic Measurement Instruments	(0.03)
Electronic Parts Distribution	(0.00)
Finance - Investment Banker / Broker	(0.03)
Life / Health Insurance	(0.01)
Metal Processors & Fabrication	(0.05)
Office Automation & Equipment	(0.05)
Photo Equipment & Supplies	(0.02)
Retail - Apparel / Shoe	0.00
Retail - Restaurants	0.06
Semiconductor Components - Integrated Circuits	0.10
Web Portals / ISP	0.48

Total Swap Contracts	0.40%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2012 (Unaudited)

Investment income
Dividends (net of withholding taxes of $158,913)	$5,511,122
Interest	901,590

Total investment income	6,412,712

Expenses
Prime broker fees	10,530,886
Administration fees	8,788,849
Dividends on securities sold, not yet purchased	8,090,217
Advisor fees	2,604,103
Accounting and investor services fees	483,276
Custodian fees	187,981
Audit and tax fees	135,162
Legal fees	105,876
Insurance expense	110,863
Board of Managers’ fees and expenses	79,389
Printing expense	41,009
Registration expense	40,018
Interest expense	4,467
Miscellaneous	127,925

Total operating expenses	31,330,021

Net investment loss	(24,917,309)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain from investment in securities *	40,977,195
Net realized loss from swap contracts	(4,464,181)
Net realized loss from securities sold, not yet purchased	(1,418,469)
Net realized loss from foreign currency transactions	(731,395)

Net realized gain from investment activities, foreign currency transactions and swap contracts	34,363,150

Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	96,269,716
Net change in unrealized gain/(loss) from swap contracts	7,935,178

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	138,568,044

Net increase in Members’ Capital resulting from operations	$113,650,735

* Net of deferred capital gain country tax accrual on realized gain (loss) of $1,435,434.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total

MEMBERS’ CAPITAL, December 31, 2010	$—	$1,059,196,173	$1,059,196,173

From investment activities
Net investment loss	$—	$(36,946,787)	$(36,946,787)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	129,712,811	129,712,811
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	(94,516,412)	(94,516,412)
Incentive allocation	1,495,185	(1,495,185)	—

Net increase/(decrease) in Members’ Capital resulting from operations	1,495,185	(3,245,573)	(1,750,388)

Members’ Capital transactions
Capital contributions	—	182,038,856	182,038,856
Capital withdrawals	(1,495,185)	(105,215,946)	(106,711,131)

Net increase/(decrease) in Members’ Capital resulting from capital transactions	(1,495,185)	76,822,910	75,327,725

MEMBERS’ CAPITAL, December 31, 2011	$—	$1,132,773,510	$1,132,773,510

From investment activities
Net investment loss	$—	$(24,917,309)	$(24,917,309)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	34,363,150	34,363,150
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	104,204,894	104,204,894
Incentive allocation	260,733	(260,733)	—

Net increase in Members’ Capital resulting from operations	260,733	113,390,002	113,650,735

Members’ Capital transactions
Capital contributions	—	101,671,371	101,671,371
Capital withdrawals	(260,733)	(22,792,249)	(23,052,982)

Net increase/(decrease) in Members’ Capital resulting from capital transactions	(260,733)	78,879,122	78,618,389

MEMBERS’ CAPITAL, June 30, 2012	$—	$1,325,042,634	$1,325,042,634

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited)

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues its investment objective by investing in a portfolio consisting generally of U.S. and foreign companies that the investment adviser believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” Companies that derive a major portion of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if Multi-Manager (defined below) believes that investments in those other sectors present attractive opportunities for capital appreciation. The Company’s portfolio of securities includes long and short positions primarily in equity securities and total return swaps of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager is retained to provide administrative services to the Company pursuant to the administrative services agreement. Multi-Manager is responsible for managing the Company’s investment activities pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of Multi-Manager; together they make up the Special Advisory Member (“Special Advisory Member”). Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company’s portfolio manager, manage the Company’s portfolio on behalf of Multi-Manager under the supervision of OAM pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

1.	Organization (continued)

The acceptance of initial and additional contributions from persons who purchase interests in the Company (“Member”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Active Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 new disclosures and clarification of existing disclosures did not have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 amends ASC Topic 210, Balance Sheet, which requires enhanced disclosures on both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

The following is a summary of the Company’s accounting policies:

	a.	Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

	b.	Portfolio Valuation

The Company’s securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

	(i)	Domestic exchange traded securities (other than options and not including those securities traded on NASDAQ) shall be valued as follows:

		(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

(2)

if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

	(ii)	Securities traded on NASDAQ shall be fair valued as follows:

(1)

at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

		(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

		(3)	if no sale is shown on NASDAQ at the bid price; or

		(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Securities associated with swaps are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the six months ended June 30, 2012, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the period ended June 30, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1—Quoted Prices Common Stock	$1,470,897,461	$558,087,145	$—
Level 2—Other Significant Observable Inputs
Total Return Swaps	—	—	5,269,633

Level 3—Other Significant Unobservable Inputs	—	—	—

Total	$1,470,897,461	$558,087,145	$5,269,633

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by The Bank of New York Mellon (the “Custodian”) for securities sold, not yet purchased, swap contracts and other derivatives. At June 30, 2012, $208,438,647 in cash equivalents was held at the Custodian in a money market account and foreign currency with a U.S. Dollar value of $15,072,179 was held by the Custodian.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at June 30, 2012.

d.	Income Taxes

The Company has reclassified $36,946,787 and $129,712,811 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2011. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company’s Members and had no effect on Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	d.	Income Taxes (continued)

In accordance with authoritative guidance, Management has analyzed the Company’s tax position for all open tax years (tax years ended December 31, 2008-2011), and has concluded that a liability of $507,957 capital gain country tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to country tax expense within the Statement of Operations. During the period, the Company did not record any interest or penalties.

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

3.	Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company at an annual rate of 1.35% and advisory services at an annual rate of 0.40%, both based on the Company’s Members’ Capital.

During the six months ended June 30, 2012, Oppenheimer earned $43,202 as brokerage commissions from portfolio transactions executed on behalf of the Company.

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager is entitled to be the Special Advisory Member of the Company. In such capacity, Multi-Manager is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the Special Advisory Account. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2012, an Incentive Allocation of $260,733 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at June 30, 2012, in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $15,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $7,500 and $3,750 per annum, respectively. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on the average Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission (placement fee) of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of an investor’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2012, such sales commissions earned by Oppenheimer amounted to $235,764.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012, amounted to $983,220,150 and $949,377,455, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2012, amounted to $483,168,826 and $569,903,515, respectively.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

5.	Securities Transactions (continued)

At December 31, 2011, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,336,558,702 and $538,495,154, respectively.

For Federal income tax purposes, at December 31, 2011, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $33,028,932, consisting of $164,753,189 gross unrealized gain and $131,724,257 gross unrealized loss.

6.	Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2012, and is used as collateral for securities sold, not yet purchased.

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2012, the value of this collateral held at the Custodian was $730,793,964, comprised solely of pledged securities which are included in the investments in securities in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2012, the average daily amount of the margin borrowings was $640,224 and the daily weighted average annualized interest rate was 1.40%. The Company had borrowings outstanding at June 30, 2012, totaling $736,866 recorded as due to broker on the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 20% of its Members’ Capital in China equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Company’s portfolio due to this concentration.

Multi-Manager may use total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). However, the gross unrealized gain and loss on swap contracts are $12,228,717 and $6,959,084, respectively, which are included in the net unrealized gain on swap contracts reflected on the Statement of Assets, Liabilities and Members’ Capital within these financial statements.

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members’ Capital. The Company has formulated credit review policies to control credit risk by following an established credit approval process, requiring additional collateral where appropriate and using master netting agreements whenever possible.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) of each swap contract, respectively. The average notional amounts of swap contracts was $480,937,997 during the six months ended June 30, 2012, which is indicative of the volume of activity for swap contracts during the period. The net change in unrealized gain/(loss) from swap contracts is reflected on the Statement of Operations within these financial statements.

The total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreement and request immediate payment or demand increased collateral for the net obligation owed the counter-party. Throughout the six months ended June 30, 2012, the Company maintained the required level of Company’s Members’ Capital.

As of June 30, 2012, the Company posted $170,245,362 as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company may purchase put and call options on securities or derivatives instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. During the six months ended June 30, 2012, the Company had no transactions in purchased options.

The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2012, the Company had no transactions in written options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (continued)

8. Financial Highlights

          The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008

Members’ Capital, end of period (000s)	$1,325,042		$1,132,774	$1,059,196	$891,416	$601,096
Ratio of net investment loss to average Members’ Capital**	(3.79	%)***	(3.10%)	(2.60%)	(2.03%)	(1.49%)
Ratio of expenses to average Members’ Capital**	4.77	%***	4.08%	3.62%	3.09%	3.64%
Ratio of incentive allocation to average Members’ Capital	0.04	%***	0.13%	1.94%	2.51%	0.02%
Portfolio turnover	63%		94%	197%	293%	382%
Total return - gross*	9.90%		0.18%	9.43%	31.80%	(17.02%)
Total return - net*	7.92%		0.14%	7.55%	25.44%	(17.02%)
Ratio of average borrowings to average Members’ Capital	0.10	%***	0.17%	0.28%	1.01%	0.93%

*

Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

***	Annualized.

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2012 (Unaudited) (concluded)

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $30,724,930.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”‘s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2008 through June 30, 2012 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	September 5, 2012

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	September 5, 2012

* Print the name and title of each signing officer under his or her signature.